Acquisitions and disposals - Disposals, Narrative (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received on disposals			€ 4,606	€ 49
Proportion of ownership interest in subsidiary				100.00%
Gain on disposal of ekaterra			2,334	€ 35
Ekaterra
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received on disposals		€ 4,594
Disposal, percentage of interest disposed		100.00%
Gain on disposal of ekaterra		€ 2,303	€ 2,303	€ 0	€ 0
Ekaterra
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary	100.00%